Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 35,508	$ 68,000	$ 735,814
Royalty receivable	7,138	7,138
Prepaid expenses and other current assets	2,346,076	603,267	841,637
Employee advance		7,500
Franchise tax receivable	121,872	121,872	125,068
Total current assets	2,510,594	807,777	1,702,519
Property, plant and equipment, net	127,847	8,050
Total assets	2,638,441	815,827	1,702,519
Current liabilities
Accounts payable	578,441	609,030	16,487
Accrued liabilities	112,875	143,730	37,252
Excise tax payable			2,348,302
Financing payable	324,800	464,000	663,582
Earnout shares and sponsor earnout shares liability			1,053,084
Warrant liability	937,444	1,146,373	1,950,053
Total current liabilities	8,052,186	8,595,481	7,559,310
Convertible notes payable, net of discount, non-current			2,934,543
Total liabilities	8,052,186	8,595,481	10,493,853
Commitments and contingencies
Mezzanine equity
Series C preferred stock, value	41,170,508	41,170,508	71,809,025
Stockholders’ deficit
Common stock, value	5,141	4,257	1,246
Additional paid-in capital	56,932,762	50,546,906	13,226,787
Accumulated deficit	(103,522,156)	(99,501,325)	(93,828,392)
Total stockholders’ deficit	(46,584,253)	(48,950,162)	(80,600,359)
Total liabilities, mezzanine equity and stockholders’ deficit	2,638,441	815,827	1,702,519
Related Party [Member]
Current liabilities
Accrued liabilities payable to related party	26,658	252,830
Accrued interest payable to related party	300,226	188,142	79,859
Convertible notes payable	5,429,670	5,159,534	35,000
Note payable - related party, net of discount			1,375,691
Nonrelated Party [Member]
Current liabilities
Convertible notes payable	$ 342,072	$ 631,842